Retirement Benefits Fair Value of Plan Assets (Details) - USD ($) $ in Millions		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets		$ 248	$ 253	$ 265
Large Cap US Equitiies		31.00%
Fixed Income Securities		66.00%
Cash Fund Investments		3.00%
Pension Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets			$ 15
Large Cap US Equitiies		100.00%	100.00%
Fair Value, Inputs, Level 1 [Member] | Cash and Cash Equivalents [Member] | Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets		$ 23
Fair Value, Inputs, Level 1 [Member] | Mutual Fund [Member] | Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets		134
Fair Value, Inputs, Level 1 [Member] | Mutual Fund [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets		12
Fair Value, Inputs, Level 1 [Member] | Fixed Income Securities [Member] | Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets		0
Fair Value, Inputs, Level 2 [Member] | Cash and Cash Equivalents [Member] | Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets		0
Fair Value, Inputs, Level 2 [Member] | Mutual Fund [Member] | Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets		0
Fair Value, Inputs, Level 2 [Member] | Mutual Fund [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets		0
Fair Value, Inputs, Level 2 [Member] | Fixed Income Securities [Member] | Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets		91
Fair Value, Inputs, Level 3 [Member] | Cash and Cash Equivalents [Member] | Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets		0
Fair Value, Inputs, Level 3 [Member] | Mutual Fund [Member] | Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets		0
Fair Value, Inputs, Level 3 [Member] | Mutual Fund [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets		0
Fair Value, Inputs, Level 3 [Member] | Fixed Income Securities [Member] | Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets		0
Southern Union [Member] | Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets		248	$ 253
Large Cap US Equitiies			56.00%
Fixed Income Securities			33.00%
Cash Fund Investments			11.00%
Southern Union [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets		12	$ 15
Southern Union [Member] | Cash and Cash Equivalents [Member] | Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets		23	18
Southern Union [Member] | Mutual Fund [Member] | Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	[1]	134	133
Southern Union [Member] | Mutual Fund [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	[2]	12	15
Southern Union [Member] | Fixed Income Securities [Member] | Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets		91	102
Southern Union [Member] | Fair Value, Inputs, Level 1 [Member] | Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets		157	151
Southern Union [Member] | Fair Value, Inputs, Level 1 [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets		12	0
Southern Union [Member] | Fair Value, Inputs, Level 1 [Member] | Cash and Cash Equivalents [Member] | Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets			18
Southern Union [Member] | Fair Value, Inputs, Level 1 [Member] | Mutual Fund [Member] | Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets			133
Southern Union [Member] | Fair Value, Inputs, Level 1 [Member] | Mutual Fund [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets			0
Southern Union [Member] | Fair Value, Inputs, Level 1 [Member] | Fixed Income Securities [Member] | Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets			0
Southern Union [Member] | Fair Value, Inputs, Level 2 [Member] | Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets		91	102
Southern Union [Member] | Fair Value, Inputs, Level 2 [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets		0	15
Southern Union [Member] | Fair Value, Inputs, Level 2 [Member] | Cash and Cash Equivalents [Member] | Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets			0
Southern Union [Member] | Fair Value, Inputs, Level 2 [Member] | Mutual Fund [Member] | Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets			0
Southern Union [Member] | Fair Value, Inputs, Level 2 [Member] | Mutual Fund [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets			15
Southern Union [Member] | Fair Value, Inputs, Level 2 [Member] | Fixed Income Securities [Member] | Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets			102
Southern Union [Member] | Fair Value, Inputs, Level 3 [Member] | Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets		0	0
Southern Union [Member] | Fair Value, Inputs, Level 3 [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets		$ 0	0
Southern Union [Member] | Fair Value, Inputs, Level 3 [Member] | Cash and Cash Equivalents [Member] | Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets			0
Southern Union [Member] | Fair Value, Inputs, Level 3 [Member] | Mutual Fund [Member] | Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets			0
Southern Union [Member] | Fair Value, Inputs, Level 3 [Member] | Mutual Fund [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets			0
Southern Union [Member] | Fair Value, Inputs, Level 3 [Member] | Fixed Income Securities [Member] | Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets			$ 0

[1]	(1) Primarily comprised of approximately 31% equities, 66% fixed income securities and 3% cash as of December 31, 2016.
[2]	(1) Comprised of approximately 100% equities as of December 31, 2016.